Information About Non-controlling Interests - Summary of Financial Information on Subsidiaries (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	₩ 14,594,246	₩ 12,690,014
Non-current assets	28,197,401	28,299,796
Current liabilities	13,247,637	10,699,268
Non-current liabilities	11,001,436	11,877,846
Equity	18,542,575	18,412,696	₩ 16,567,161	₩ 15,551,433
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Current assets	425,661	420,701
Non-current assets	795,182	938,465
Current liabilities	353,839	274,637
Non-current liabilities	125,531	229,042
Equity	741,473	855,487
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Current assets	3,739,847	3,152,622
Non-current assets	2,613,031	2,513,453
Current liabilities	3,661,263	2,879,551
Non-current liabilities	1,061,169	1,229,649
Equity	1,630,446	1,556,875
KTIS Corporation [Member]
Disclosure of subsidiaries [line items]
Current assets	111,313	102,121
Non-current assets	336,296	294,087
Current liabilities	116,271	103,698
Non-current liabilities	127,248	95,506
Equity	204,090	197,004
KTCS Corporation [Member]
Disclosure of subsidiaries [line items]
Current assets	304,508	296,209
Non-current assets	130,391	123,517
Current liabilities	187,621	188,379
Non-current liabilities	47,228	40,240
Equity	200,050	191,107
Nasmedia, Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Current assets	411,774	435,359
Non-current assets	101,537	81,586
Current liabilities	251,207	261,381
Non-current liabilities	11,129	14,349
Equity	₩ 250,975	₩ 241,215